SUBSEQUENT EVENTS (Details)							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2023 USD ($) item	May 05, 2023 USD ($) $ / shares shares	Oct. 20, 2022	Oct. 20, 2022 item	Oct. 20, 2022	Oct. 06, 2022 shares	Feb. 28, 2023 shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Exercise period								5 years		5 years
Exercise price | $ / shares								$ 11.50		$ 11.50
Amount deposited in trust account									$ 116,725,008	$ 350,000
Extension period to consummate a Business Combination			3 months
Number of extensions to consummate a Business Combination				3	3
Maximum extension period to consummate a Business Combination			9 months
Common Stock
SUBSEQUENT EVENTS
Number of shares issued | shares						30,000	20,000	20,000	2,875,000	30,000
Subsequent Event
SUBSEQUENT EVENTS
Amount deposited in trust account	$ 350,000
Extension period to consummate a Business Combination	3 months
Number of extensions to consummate a Business Combination | item	3
Maximum extension period to consummate a Business Combination	3 months
Subsequent Event | Promissory note | SCS Capital Partners LLC
SUBSEQUENT EVENTS
Aggregate principal amount		$ 4,156,123
Interest rate		10.00%
Percentage of unpaid principal and interest payable		100.00%
Subsequent Event | Securities Purchase Agreement
SUBSEQUENT EVENTS
Exercise period		5 years
Number of warrants to purchase shares issued | shares		26,086
Subsequent Event | Securities Purchase Agreement | Commitment shares
SUBSEQUENT EVENTS
Number of shares issued | shares		7,000
Subsequent Event | Securities Purchase Agreement | Promissory note
SUBSEQUENT EVENTS
Percentage of original issue discount		16.67%
Aggregate principal amount		$ 300,000
Interest rate		10.00%
Subsequent Event | Common Stock | Securities Purchase Agreement
SUBSEQUENT EVENTS
Exercise price | $ / shares		$ 11.50